Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities are attributable to the following:

	December 31, 2021			December 31, 2020 (restated)
	Assets	Liabilities	Total	Assets	Liabilities	Total
	€m	€m	€m	€m	€m	€m
Property, plant and equipment	8.9	(34.4)	(25.5)	20.6	(27.3)	(6.7)
Intangible assets	33.8	(382.9)	(349.1)	0.9	(384.4)	(383.5)
Employee benefits	36.4	—	36.4	48.3	(0.3)	48.0
Tax value of loss carry forwards	40.4	—	40.4	24.6	—	24.6
Derivative financial instruments	1.7	(7.0)	(5.3)	9.3	(0.1)	9.2
Other	7.1	(13.3)	(6.2)	9.8	(15.0)	(5.2)
Tax assets/(liabilities)	128.3	(437.6)	(309.3)	113.5	(427.1)	(313.6)
Movement in deferred tax during the year:

	Opening balance Jan 1, 2021 (restated)	Acquired in business combinations	Recognized in Statement of Profit or Loss	Recognized in Other Comprehensive Income	Movement in foreign exchange	Closing balance Dec 31, 2021
	€m	€m	€m	€m	€m	€m
Property, plant and equipment	(6.7)	(2.2)	(17.2)	—	0.6	(25.5)
Intangible assets	(383.5)	(30.1)	64.5	—	—	(349.1)
Employee benefits	48.0	—	(1.2)	(10.2)	(0.2)	36.4
Tax value of loss carry forwards	24.6	—	15.8	—	—	40.4
Derivative financial instruments	9.2	—	(0.3)	(13.6)	(0.6)	(5.3)
Other	(5.2)	(0.6)	(0.4)	—	—	(6.2)
Total deferred tax	(313.6)	(32.9)	61.2	(23.8)	(0.2)	(309.3)